Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Class B Ordinary Shares [Member] Common Stock [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Stardust Power Inc And Subsidiary [Member]	Retained Earnings [Member]	Retained Earnings [Member] Stardust Power Inc And Subsidiary [Member]	Total Stockholders Deficit [Member]	Total Stockholders Deficit [Member] Stardust Power Inc And Subsidiary [Member]	Class A Ordinary Shares [Member] Common Stock [Member]	Total	Stardust Power Inc And Subsidiary [Member]	Common Stock [Member] Stardust Power Inc And Subsidiary [Member]
Balance at Dec. 31, 2021		$ 1,000			$ (25,129,000)		$ (25,128,000)
Balances, shares at Dec. 31, 2021		7,500,000
Accretion in value of class A ordinary shares subject to redemption					(4,675,000)		(4,675,000)
Net income (loss)					15,069,000		15,069,000			$ 15,069,000
Balance at Dec. 31, 2022	$ 1,000	$ 1,000			(14,735,000)		(14,734,000)			(14,734,000)
Balances, shares at Dec. 31, 2022	7,500,000	7,500,000
Accretion in value of class A ordinary shares subject to redemption					(2,292,000)					(2,292,000)
Net income (loss)					3,036,000					3,036,000
Balance at Jun. 30, 2023	$ 1,000				(13,991,000)	$ (1,984,785)		$ (1,984,695)		(13,990,000)		$ 90
Balances, shares at Jun. 30, 2023	7,500,000											9,000,000
Balance at Dec. 31, 2022	$ 1,000	$ 1,000			(14,735,000)		(14,734,000)			(14,734,000)
Balances, shares at Dec. 31, 2022	7,500,000	7,500,000
Accretion in value of class A ordinary shares subject to redemption					(4,078,000)		(4,078,000)
Net income (loss)					139,000		139,000			139,000
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	(18,674,000)	(3,793,585)	(18,673,000)	(3,734,762)		(18,673,000)	$ (3,734,762)	$ 87
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000										9,017,300
Balance at Mar. 15, 2023
Balances, shares at Mar. 15, 2023
Net income (loss)						(1,984,785)		(1,984,785)			(1,984,785)
Issuance of common stock								90				$ 90
Issuance of common stock, shares												9,000,000
Balance at Jun. 30, 2023	$ 1,000				(13,991,000)	(1,984,785)		(1,984,695)		(13,990,000)		$ 90
Balances, shares at Jun. 30, 2023	7,500,000											9,000,000
Balance at Mar. 15, 2023
Balances, shares at Mar. 15, 2023
Net income (loss)						(3,793,585)		(3,793,585)			$ (3,793,585)
Issuance of common stock								90				$ 90
Issuance of common stock, shares												9,000,000
Issuance of common stock related to early exercised stock options (Note 3)
Issuance of common stock related to early exercised stock options (Note 3), shares											288,333	495,000
Repurchase of unvested early exercised common stock (Note 3)								(1)				$ (1)
Repurchase of unvested early exercised common stock (Note 3), shares												(300,000)
Transfer from early exercised stock option liability on vesting (Note 3)				200				200
Stock based compensation (Note 3)				58,536				58,536
Repurchase of common stock (Note 3)								(2)				$ (2)
Repurchase of common stock (Note 3), shares												(177,700)
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	(18,674,000)	(3,793,585)	(18,673,000)	(3,734,762)		(18,673,000)	$ (3,734,762)	$ 87
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000										9,017,300
Balance at Mar. 31, 2023	$ 1,000				(15,192,000)	(245,505)		(245,415)		(15,191,000)		$ 90
Balances, shares at Mar. 31, 2023	7,500,000											9,000,000
Accretion in value of class A ordinary shares subject to redemption					(921,000)					(921,000)
Net income (loss)					2,122,000	(1,739,280)		(1,739,280)		2,122,000	(1,739,280)
Balance at Jun. 30, 2023	$ 1,000				(13,991,000)	(1,984,785)		(1,984,695)		(13,990,000)		$ 90
Balances, shares at Jun. 30, 2023	7,500,000											9,000,000
Balance at Dec. 31, 2023	$ 1,000	$ 1,000		58,736	(18,674,000)	(3,793,585)	$ (18,673,000)	(3,734,762)		(18,673,000)	(3,734,762)	$ 87
Balances, shares at Dec. 31, 2023	7,500,000	7,500,000										9,017,300
Accretion in value of class A ordinary shares subject to redemption					(488,000)					(488,000)
Net income (loss)					(4,634,000)	(4,093,575)		(4,093,575)		(4,634,000)	(4,093,575)
Conversion of class B to class A shares	$ (1,000)								$ 1,000
Conversion of class B to class A shares, shares	(7,400,000)								7,400,000
Transfer from early exercised stock option liability on vesting (Note 3)				200				200
Stock based compensation (Note 3)				117,724				117,724
Balance at Jun. 30, 2024				176,660	(23,796,000)	(7,887,160)		(7,710,413)	$ 1,000	(23,795,000)	(7,710,413)	$ 87
Balances, shares at Jun. 30, 2024	100,000								7,400,000			9,017,300
Balance at Mar. 31, 2024	$ 1,000			118,435	(21,406,000)	(5,192,798)		(5,074,276)		(21,405,000)		$ 87
Balances, shares at Mar. 31, 2024	7,500,000											9,017,300
Accretion in value of class A ordinary shares subject to redemption					(215,000)					(215,000)
Net income (loss)					(2,175,000)	(2,694,362)		(2,694,362)		(2,175,000)	(2,694,362)
Conversion of class B to class A shares	$ (1,000)								$ 1,000
Conversion of class B to class A shares, shares	(7,400,000)								7,400,000
Transfer from early exercised stock option liability on vesting (Note 3)				100				100
Stock based compensation (Note 3)				58,125				58,125
Balance at Jun. 30, 2024				$ 176,660	$ (23,796,000)	$ (7,887,160)		$ (7,710,413)	$ 1,000	$ (23,795,000)	$ (7,710,413)	$ 87
Balances, shares at Jun. 30, 2024	100,000								7,400,000			9,017,300